Other liabilities (Details) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Current
Accrued expenses		₨ 18,025		₨ 15,178
Employee benefits payable		4,944		4,542
Statutory dues payable		980		722
Deferred revenue	[1]	1,242		590
Advance from customers		668		761
Others		3,523		2,558
Current liabilities		29,382	$ 390	24,351
Non-current
Deferred revenue	[1]	1,956		2,002
Others		850		866
Non-current liabilities		₨ 2,806	$ 37	₨ 2,868

[1]	Refer Note 21 for details of deferred revenue.